Impairment testing of intangible assets with indefinite useful lives - Additional information (Details) € in Thousands	12 Months Ended
Dec. 31, 2024 EUR (€)
Impairment testing of intangible assets with indefinite useful lives
Description of discounted cash flow model	10-year cash flow model
Impairment of goodwill	€ 31,208
Lanvin | WACC
Impairment testing of intangible assets with indefinite useful lives
Possible increase in unobservable input assets	0.10
Possible decrease in unobservable input assets	0.10
Increase In impairment due to reasonably possible increase in unobservable input assets	€ 3,946
Decrease In impairment due to reasonably possible increase in unobservable input assets	€ 3,946
Lanvin | Long-term growth rate
Impairment testing of intangible assets with indefinite useful lives
Possible increase in unobservable input assets	0.10
Possible decrease in unobservable input assets	0.10
Increase In impairment due to reasonably possible increase in unobservable input assets	€ 1,288
Decrease In impairment due to reasonably possible increase in unobservable input assets	€ 1,288
Other brands | WACC
Impairment testing of intangible assets with indefinite useful lives
Possible increase in unobservable input assets	0.10
Possible decrease in unobservable input assets	0.10
Other brands | Long-term growth rate
Impairment testing of intangible assets with indefinite useful lives
Possible increase in unobservable input assets	0.10
Possible decrease in unobservable input assets	0.10